Fair Value, Option, Carrying Amount (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 13,879	$ 42,305
Loans held for sale	1	6
Loans	5,995	6,206
Other assets, carried at fair value	1,386	0
Long-term debt	0	(1)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	13,879	42,305
Mortgages held for sale, Unpaid principal	13,966	41,183
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(87)	1,122
Nonaccrual loans	205	309
Nonaccrual loans, Unpaid principal	359	655
Nonaccrual loans, Aggregate difference	(154)	(346)
Loans 90 days or more past due and still accruing	39	49
Loans 90 days or more past due and still accruing, Unpaid principal	46	64
Loans 90 days or more past due and still accruing, Aggregate difference	(7)	(15)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	1	6
Loans, Unpaid principal	9	10
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(8)	(4)
Nonaccrual loans	1	2
Nonaccrual loans, Unpaid principal	9	6
Nonaccrual loans, Aggregate difference	(8)	(4)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans	5,995	6,206
Loans, Unpaid principal	5,674	5,669
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	321	537
Nonaccrual loans	188	89
Nonaccrual loans, Unpaid principal	188	89
Nonaccrual loans, Aggregate difference	0	0
Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	1,386	0
Other Assets, Unpaid principal	n/a	n/a
Other assets, aggregate difference	n/a	n/a
Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt	0	(1)
Long-term debt, Unpaid principal	(199)	(1,157)
Long-term debt, Aggregate differences	$ 199	$ 1,156